GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill rollforward
Beginning balance	$ 7,649,731	$ 7,433,142
Exchange difference	(186,025)	216,589
Ending balance	7,463,706	7,649,731
Goodwill, net	$ 7,463,706	$ 7,649,731